UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21365

Seligman LaSalle Real Estate Fund Series, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman LaSalle Monthly Dividend Real Estate Fund
Schedule of Investments (unaudited)
March 31, 2005

		Market
	Shares	Value
Common Stocks 99.4%
Apartments 15.5%
American Campus Communities	76,063	$ 1,597,323
Archstone-Smith Trust	54,258	1,850,740
Camden Property Trust	17,759	835,206
Gables Residential Trust	12,492	415,984
Home Properties	104,427	4,051,768
Post Properties	13,520	419,661
Town & Country	142,635	3,772,696
		12,943,378
Commercial Finance 1.5%
Newcastle Investment	41,570	1,230,472

Diversified 8.7%
Colonial Properities Trust	59,758	2,295,305
Crescent Real Estate Equities	130,178	2,127,109
Spirit Finance	256,853	2,789,424
		7,211,838
Freestanding 0.7%
Agree Realty	22,766	614,227

Health Care 10.2%
Health Care Property Investors	34,011	798,238
Health Care REIT	64,632	2,068,224
Health Realty Trust	78,996	2,878,614
Nationwide Health Properties	117,878	2,382,314
Senior Housing Properties Trust	24,650	411,162
		8,538,552
Industrial 3.7%
EastGroup Properties	82,006	3,091,626

Lodging/Resorts 7.0%
Eagle Hospitality Properties	229,464	2,058,292
Equity Inns	127,581	1,407,218
Hospitality Properties Trust	59,189	2,390,052
		5,855,562
Manufactured Homes 2.7%
Sun Communities	63,205	2,262,739

Mixed Office/Industrial 3.8%
Duke Realty	105,777	3,157,443

Office 20.8%
Arden Realty	24,531	830,374
BioMed Realty Trust	5,411	111,467
CarrAmerica Realty	75,475	2,381,236
Equity Office Properties Trust	160,157	4,825,530
HRPT Properties	131,916	1,571,120
Maguire Properties	69,632	1,662,812
Prentiss Properties	89,774	3,066,680
Reckson Associates Realty	95,602	2,934,981
		17,384,200
Regional Malls 9.8%
CBL & Associates Properties	16,480	1,178,485
Macerich	28,069	1,495,516
Simon Properties Group	90,366	5,474,372
		8,148,373
Self Storage 5.5%
Extra Space Storage	134,396	1,814,346
Sovran Self Storage	23,083	914,779
U-Store-It Trust	105,705	1,839,267
		4,568,392
Shopping Centers 9.5%
Heritage Properties Investment Trust	112,882	3,350,338
New Plan Excel Realty Trust	182,299	4,577,528
		7,927,866

Total Common Stocks		82,934,668

Repurchase Agreements 0.3%
State Street Bank & Trust 2.40% dated 3/31/2005, maturing 4/1/2005 in the amount of $291,019, collateralized by: $300,000 US Treasury Notes 2.25%, 04/30/2006, with a fair market value of of $298,875.	291,000	291,000
Total Investments ** 99.8%		83,225,668
Other Assets Less Liabilities 0.2%		196,510
Net Assets 100.0%		$83,422,178

**	The cost of investments for federal income tax purposes was $80,346,998. The tax basis gross appreciation and depreciation of portfolio securities were $4,238,193 and $1,359,523, respectively. Net appreciation was $2,878,670.

Note:	Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: May 25, 2005

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: May 25, 2005

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit (a)
CERTIFICATIONS

I, Brian T. Zino, certify that:

1.	I have reviewed this report on Form N-Q of Seligman LaSalle Real Estate Fund Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/S/ BRIAN T. ZINO
Brian T. Zino
Principal Executive Officer

CERTIFICATIONS

I, Lawrence P. Vogel, certify that:

1.	I have reviewed this report on Form N-Q of Seligman LaSalle Real Estate Fund Series, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedule of investments included in this report, fairly presents in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)
All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 25, 2005
/s/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Principal Financial Officer